Non-current assets held for sale - Change in foreclosed assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets held for sale
Balances at beginning of year	$ 1,277	$ 1,295
Additions	146	213
Disposals	(118)	(226)
Impairment losses	(370)	(5)
Balances at end of year	935	1,277	$ 1,295
Non-current assets held for sale [member]
Non-current assets held for sale
Impairment losses	$ (370)	$ (5)	$ 0